Share-Based Payments - Ambev Share-Based Payment Programs - Additional Information (Detail) shares in Millions	12 Months Ended
	Dec. 31, 2017 USD ($) yr shares	Dec. 31, 2017 BRL (R$) shares	Dec. 31, 2016 USD ($) shares	Dec. 31, 2015 USD ($)	Dec. 31, 2017 BRL (R$) yr
Disclosure of terms and conditions of share-based payment arrangement [line items]
Stock options granted	778,668	778,668
Stock options grant date fair value	$ 19.94		$ 17.40	$ 21.78
Options outstanding	135,200,000				135,200,000
Options vested	40,200,000	40,200,000
Ambev [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average remaining contractual life of options and warrants | yr	0				0
Weighted average share price at the date of exercise	$ 5.71	R$ 18.87
Number of shares exchanged | shares	0.1	0.1	0.3
Discount on exchange	16.70%	16.70%
Fair value of the transaction	$ 2,000,000		$ 5,000,000
Description of the fair value measured	The fair values of the Ambev and AB InBev shares were determined based on the market price.	The fair values of the Ambev and AB InBev shares were determined based on the market price.
Ambev [Member] | Bottom of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price of outstanding options and warrants	$ 0.00				R$ 0.01
Ambev [Member] | Top of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price of outstanding options and warrants	$ 7.89				R$ 26.09
Phantom Shares [Member] | Ambev [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Phantom shares lock up period A	5 years	5 years
Phantom shares lock up period B	10 years	10 years
Restricted Stock Units [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation number of shares issued	700,000	700,000	1,400,000	1,000,000
Share-based compensation grant date fair value	$ 31,000,000		$ 85,000,000
Restricted Stock Units [Member] | Ambev [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation number of shares issued	800,000	800,000
Share-based compensation grant date fair value	$ 5,000,000
Long Term Incentive Stock Option Plan [Member] | Ambev [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Stock options granted	20,400,000	20,400,000	24,800,000
Stock options grant date fair value	$ 42,000,000		$ 44,000,000